Quarterly Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Quarterly Financial Information Schedule Of Quarterly Financial Information [Abstract]
Net sales	$ 1,059.3	$ 1,055.2	$ 1,049.0	$ 1,024.3	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 4,187.8	$ 4,129.4	$ 4,161.1
Gross profit	305.0	298.2	295.6	297.5	286.8	286.4	291.7	302.5	1,196.3	1,167.4	1,179.5
Operating income	64.5	62.4	63.6	63.5	57.7	59.7	63.7	70.9	254.0	252.0	265.9
Interest Income (Expense), Net	(47.9)	(47.8)	(47.4)	(47.6)	(47.0)	(55.0)	(49.2)	(48.3)
Other income (expense), net	(15.5)	(30.4)	(15.9)	23.0	(22.0)	(13.0)	43.0	(23.1)	(38.8)	(15.1)	21.8
Loss on extinguishment of debt	0	0	0	(2.0)	(21.3)	(4.2)	0	0	(2.0)	(25.5)	0
Income before income taxes	1.1	(15.8)	0.3	36.9	(32.6)	(12.5)	57.5	(0.5)	22.5	11.9	88.1
Net income	$ 9.1	$ (13.5)	$ (3.6)	$ 22.1	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 14.1	$ 3.8	$ 57.7